Pension Plans and Similar Obligations - Actuarial Assumptions (Details)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Foreign Post Employment Plans
Pension Plans and Similar Obligations
Discount rate	5.50%	3.10%	3.00%
Germany
Pension Plans and Similar Obligations
Discount rate	4.20%	1.20%	0.90%
Foreign Countries [Member]
Pension Plans and Similar Obligations
Discount rate	2.60%	0.50%	0.40%